Derivative instruments - Provisionally priced sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	$ (7.4)	$ 9.1
Unrealized	2.3	1.2
Total gain	(5.1)	10.3
Gold
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.0)	(0.1)
Unrealized	0.7	0.5
Total gain	(0.3)	0.4
Copper
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(6.4)	9.2
Unrealized	1.6	0.7
Total gain	$ (4.8)	$ 9.9